Related Party Transactions - Schedule of Major Related Parties that Transacted with the Group (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Bingyi Zhao
Shanghai Youzhang Commercial Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile”)[Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Qingshan Wei [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		Shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		Shareholder, Director and CEO of U Power Limited
Bingyi Zhao
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		Director and Chief Financial Officer of U Power Limited
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd. (“Nanmu”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		An affiliate of Jia Li
Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group		Supervisor of Youpin Automobile Service Group Co. Ltd
Nanmu (Shanghai) Financial Leasing Co., Ltd. [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	[1]	$ 229	¥ 1,552	¥ 60,244
Huzhou Zheyou New Energy Sales Co., Ltd. [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties				30
Related Party [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties		229	1,552	60,274
Amounts due to related parties				1,037
UNEX EV
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due to related parties	[2]			1,037
Loans to Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties		(8,650)	(58,692)	20,001
Cash Advance to Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties				3,749
Cash Advance to Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties				(118)
Repayment of loans to Shanghai Youcang [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties				(100)
Cash Advance to Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties				(123)
Deposit to Huzhou Zheyou [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties		(4)	(30)
Repayment of loans from Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties				(3,000)
Loans from Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties				924
Repayment of loans from Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties				(4)
Loans/ (Repayment of loans) from UNEX EV [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties		(153)	(1,037)	1,361
Capital contribution from Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties	[3]	$ 3,000	¥ 20,355

[1]	Amounts due from Nanmu (Shanghai) Financial Leasing Co., Ltd. (“Nanmu”) represent an investment deposit with Nanmu. As of the date of this report, Nanmu had returned RMB58,692 (US$8,650) of the relevant investment deposit.
[2]	Amounts due to UNEX EV represent loans extended to Energy U Limited for its operational purposes.
[3]	On April 27, 2026, Mr. Jia Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors, entered into a subscription agreement with the Company to purchase 1,829,269 Class A ordinary shares at a price of US$1.64 per share, for an aggregate consideration of approximately US$3.0 million. The transaction was completed on May 6, 2026, and was reviewed and approved by the Company’s Audit Committee.